Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (1,370,123)	$ (10,100,651)	$ (3,869,278)	$ (6,663,117)	$ (1,177,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,222	27,855	216,642	221,260	17,667
Goodwill and intangible assets impairment charge		2,000,287
Loss on disposal of property and equipment		13,236
Amortization of convertible debt discounts		308,062	45,022	89,279
Accretion and settlement of financing instruments and change in fair value of derivative liability				733,258
Gain on sale of Entertainment (Note 12)			(60,688)	(60,688)
Stock compensation and stock issued for services	645,200		921,859	2,417,041
Amortization of intangible assets		536,000
Accretion and settlement of financing instruments and change in fair value of derivative liability		(389,331)
Changes in assets and liabilities:
Accounts receivable	(290,402)	323,444	283,222	74,922	166,206
Inventories	(225,398)	(194,699)	410,071	(67,561)	697,850
Prepaid expenses and other assets (Note 12)	11,545	18,098	(34,710)	(1,566,268)	(363)
Accounts payable	(100,880)	217,307	(135,105)	175,021	(362,104)
Accrued expenses	(38,902)	(365,562)	34,344	712,318	13,958
Deferred revenue	219,820	167,406	(219,820)	27,187
Net cash used in operating activities	(1,143,918)	(7,438,550)	(2,408,441)	(3,907,348)	(644,711)
Cash Flows from Investing Activities
Purchases of property and equipment		(17,636)			(12,049)
Acquisition of net assets (Note 12)	22,205	2,967,918
Net cash provided by (used in) financing activities	22,205	2,950,282			(12,049)
Cash Flows from Financing Activities
Dividends					(176,690)
Proceeds from line of credit, net	19,000	(100)	682,947	682,947	528,603
Proceeds from convertible notes payable		4,550,684	1,086,300	2,495,235
Principal payments on mortgage and capital lease obligations	(8,722)			(11,486)	(12,164)
Principal payments on financing lease obligations		(5,721)	(37,989)
Principal payments on short term notes payable		(48,331)	(20,000)
Payments on advances from shareholders, net	(88,436)		(111,173)	(111,173)	(183,411)
Proceeds from issuance of common stock (Note 8)	1,367,500		637,000	637,000	60,000
Proceeds from notes payable Capital contributions	6,150				375,000
Capital contributions					44,226
Proceeds from notes payable - related parties		627,084	45,000	200,000
Payments on convertible notes payable		(655,076)
Net cash provided by financing activities	1,295,492	4,513,540	2,282,085	3,892,523	635,564
Net (Decrease) Increase in Cash and Cash Equivalents	173,779	25,272	(126,085)	(14,825)	(21,196)
Cash, Beginning of Period	10,476	169,430	184,255	184,255	31,672
Cash, End of Period	184,255	194,702	57,899	169,430	10,476
Supplemental and Non Cash Disclosures
Non-cash consideration for sale of Entertainment				92,700
Non-cash payments from proceeds of convertible debt for interest and fees				134,461
Non-cash principal payments from proceeds of convertible debt				602,024
Accretion of discount on convertible notes payable				644,055
Noncash additions related to convertible debt	120,700	268,350	120,700
Cash paid for interest	33,124	176,379	132,560	402,903	30,618
Reduction of note payable in exchange for common stock (Note 4)	100,000
Sale of Entertainment				$ 1,511,844
Related party note payable issued for acquisition of business		1,484,473
Noncash sale of Entertainment	92,700		92,700
Settlement of conversion feature		152,374
Acquisition of goodwill and intangibles		3,760,287
Common stock issued in exchange for debt reduction		3,447,912
Stock compensation and stock issued for services		2,055,873
Property and equipment purchased with financing lease		37,979
Convertible note and warrants extinguished		2,072,617
Fair value of convertible note issued to stockholder		1,225,000
Fair value of preferred stock - Series E issued to stockholder		$ 500,000